Financial Instruments - classification - Offsetable liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetable instruments
Gross	£ 252,754	£ 348,780
IFRS offset	(62,840)	(84,937)
Balance sheet	189,914	263,843
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(128,616)	(198,340)
Cash collateral	(18,035)	(20,417)
Other financial collateral	(39,737)	(40,008)
Net amount after the effect of netting arrangements and related collateral	3,526	5,078
Instruments outside netting arrangements	372,891	362,484
Balance sheet total	562,805	626,327
Derivatives
Offsetable instruments
Gross	170,405	284,255
IFRS offset	(17,557)	(50,574)
Balance sheet	152,848	233,681
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(128,287)	(197,288)
Cash collateral	(18,035)	(20,417)
Other financial collateral	(3,952)	(11,048)
Net amount after the effect of netting arrangements and related collateral	2,574	4,928
Instruments outside netting arrangements	1,658	2,794
Balance sheet total	154,506	236,475
Repos
Offsetable instruments
Gross	80,088	61,742
IFRS offset	(43,974)	(31,728)
Balance sheet	36,114	30,014
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(329)	(1,052)
Other financial collateral	(35,785)	(28,960)
Net amount after the effect of netting arrangements and related collateral		2
Instruments outside netting arrangements	2,307	2,321
Balance sheet total	38,421	32,335
Customer accounts
Offsetable instruments
Gross	641	1,106
IFRS offset	(641)	(1,106)
Offsetable potential not recognised by IFRS
Instruments outside netting arrangements	367,034	353,872
Balance sheet total	367,034	353,872
Settlement balances
Offsetable instruments
Gross	1,620	1,677
IFRS offset	(668)	(1,529)
Balance sheet	952	148
Offsetable potential not recognised by IFRS
Net amount after the effect of netting arrangements and related collateral	952	148
Instruments outside netting arrangements	1,892	3,497
Balance sheet total	£ 2,844	£ 3,645